21. Fair Value (Details 1) - Fair Value Level 2 - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets: (market approach)
Residential mortgage servicing rights	$ 1,293,079	$ 1,311,965
Impaired loans, net of related allowance	268,092	241,819
OREO	$ 262,000	$ 1,238,220